Summary of Significant Accounting Policies - Foreign Currency, Convenience Translation, Restricted Cash and Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥) ¥ / $	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Convenience Translation
Convenience translation rate (RMB to USD) | ¥ / $		6.9618
Accounts Receivable
Allowance for doubtful accounts		¥ 7,598	¥ 0	¥ 0
Net cash provided by financing activities	$ 7,807	¥ 54,354	¥ 995,948	922,057
ASU 2016 -18
Accounts Receivable
Net cash provided by financing activities				(23,714)
ASU 2016 -18 | Adjustment
Accounts Receivable
Restricted Cash and Cash Equivalents, Total				¥ 492